17. Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Loss Per Share Tables
Schedule of anti-dilutive shares
	Years ended December 31,
	2011	2012	2013
Stock options and warrants	592,312	440,075	413,525
Total anti-dilutive shares	592,312	440,075	413,525

Basic and diluted earnings (loss) per share
	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the
				Year Ended
				December 31,
	2011	2012	2013	2013
Net loss	¥(18,830,869)	¥(4,509,616)	¥(7,451,510)	$(1,230,902)
Net loss from continuing operations	(24,440,221)	(4,509,616)	(7,451,510)	(1,230,902)
Gain from discontinued operations	5,609,352	-	-	-
Basic weighted-average ordinary shares outstanding	4,130,221	4,213,318	4,224,676	4,224,676
Effect of dilutive securities:
Stock options and warrants	-	-	-	-
Diluted weighted-average ordinary shares outstanding	4,130,221	4,213,318	4,224,676	4,224,676
Basic earnings (loss) per share	¥(4.56)	¥(1.07)	¥(1.76)	$(0.29)
- Continuing operations	(5.92)	(1.07)	(1.76)	(0.29)
- Discontinued operations	1.36	-	-	-
Diluted earnings (loss) per share	¥(4.56)	¥(1.07)	¥(1.76)	$(0.29)
- Continuing operations	(5.92)	(1.07)	(1.76)	(0.29)
- Discontinued operations	1.36	-	-	-